UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22957
Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Conservative Income Fund
Class A: ICIVX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class A)	$41	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• The Federal Open Market Committee (FOMC) lowered the target range of the effective federal funds rate by 1.00% in the last four months of 2024 to 4.25%-4.50% and then held policy rates steady for the eight months ending August 31, 2025. Despite Liberation Day/tariff induced volatility in the first half of 2025, short-term credit spreads improved on a year-over-year basis. Overall general corporate credit fundamentals remained strong despite the gradual slowing of the economy and because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund benefited from this broader market environment of abundant supply, declining yields, and improved credit spreads.
•  For the fiscal year ended August 31, 2025, Class A shares of the Fund returned 4.94%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 4.54%.
What contributed to performance?
•  The Fund's allocation to investment grade corporate bonds, asset-backed securities ("ABS") and money market securities contributed most to returns relative to the Benchmark.
•  During the period, the Fund increased its holdings of financial corporate debt which contributed most to relative performance. Cash securities with 1-7 day maturities, consumer cyclical corporate bonds, auto related ABS and industrial corporate bonds also contributed positively to relative return.
What detracted from performance?
•  The Fund's allocation to government securities was the main detractor from performance relative to the Benchmark.
•  The Fund's duration exposure to money market securities was a detractor to relative performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class A)	4.94%	2.83%	2.30%
ICE BofA US Treasury Bill Index	4.54%	2.91%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Prior to July 1, 2022, the Benchmark returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Benchmark returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Class A shares incepted on April 2, 2018. Performance shown prior to that date is that of Institutional Class shares restated to reflect the higher 12b-1 fees applicable to Class A shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,796,471,738
Total number of portfolio holdings	224
Total advisory fees paid	$3,817,006
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-AR-A
Invesco Conservative Income Fund

Invesco Conservative Income Fund
Class Y: ICIYX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class Y)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• The Federal Open Market Committee (FOMC) lowered the target range of the effective federal funds rate by 1.00% in the last four months of 2024 to 4.25%-4.50% and then held policy rates steady for the eight months ending August 31, 2025. Despite Liberation Day/tariff induced volatility in the first half of 2025, short-term credit spreads improved on a year-over-year basis. Overall general corporate credit fundamentals remained strong despite the gradual slowing of the economy and because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund benefited from this broader market environment of abundant supply, declining yields, and improved credit spreads.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 5.04%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 4.54%.
What contributed to performance?
•  The Fund's allocation to investment grade corporate bonds, asset-backed securities ("ABS") and money market securities contributed most to returns relative to the Benchmark.
•  During the period, the Fund increased its holdings of financial corporate debt which contributed most to relative performance. Cash securities with 1-7 day maturities, consumer cyclical corporate bonds, auto related ABS and industrial corporate bonds also contributed positively to relative return.

What detracted from performance?
•  The Fund's allocation to government securities was the main detractor from performance relative to the Benchmark.
•  The Fund's duration exposure to money market securities was a detractor to relative performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class Y)	5.04%	2.97%	2.41%
ICE BofA US Treasury Bill Index	4.54%	2.91%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Prior to July 1, 2022, the Benchmark returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Benchmark returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Class Y shares incepted on December 10, 2019. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,796,471,738
Total number of portfolio holdings	224
Total advisory fees paid	$3,817,006
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-AR-Y
Invesco Conservative Income Fund

Invesco Conservative Income Fund
Institutional Class: ICIFX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Institutional Class)	$29	0.28%
How Did The Fund Perform During The Period?
• The Federal Open Market Committee (FOMC) lowered the target range of the effective federal funds rate by 1.00% in the last four months of 2024 to 4.25%-4.50% and then held policy rates steady for the eight months ending August 31, 2025. Despite Liberation Day/tariff induced volatility in the first half of 2025, short-term credit spreads improved on a year-over-year basis. Overall general corporate credit fundamentals remained strong despite the gradual slowing of the economy and because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund benefited from this broader market environment of abundant supply, declining yields, and improved credit spreads.
•  For the fiscal year ended August 31, 2025, Institutional Class shares of the Fund returned 5.07%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 4.54%.
What contributed to performance?
•  The Fund's allocation to investment grade corporate bonds, asset-backed securities ("ABS") and money market securities contributed most to returns relative to the Benchmark.
•  During the period, the Fund increased its holdings of financial corporate debt which contributed most to relative performance. Cash securities with 1-7 day maturities, consumer cyclical corporate bonds, auto related ABS and industrial corporate bonds also contributed positively to relative return.

What detracted from performance?
•  The Fund's allocation to government securities was the main detractor from performance relative to the Benchmark.
•  The Fund's duration exposure to money market securities was a detractor to relative performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Institutional Class)	5.07%	2.98%	2.42%
ICE BofA US Treasury Bill Index	4.54%	2.91%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Prior to July 1, 2022, the Benchmark returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Benchmark returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,796,471,738
Total number of portfolio holdings	224
Total advisory fees paid	$3,817,006
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-AR-INST
Invesco Conservative Income Fund

Invesco Conservative Income Fund
Class R6: ICIRX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class R6)	$31	0.30%
How Did The Fund Perform During The Period?
• The Federal Open Market Committee (FOMC) lowered the target range of the effective federal funds rate by 1.00% in the last four months of 2024 to 4.25%-4.50% and then held policy rates steady for the eight months ending August 31, 2025. Despite Liberation Day/tariff induced volatility in the first half of 2025, short-term credit spreads improved on a year-over-year basis. Overall general corporate credit fundamentals remained strong despite the gradual slowing of the economy and because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund benefited from this broader market environment of abundant supply, declining yields, and improved credit spreads.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 5.04%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 4.54%.
What contributed to performance?
• The Fund's allocation to investment grade corporate bonds, asset-backed securities ("ABS") and money market securities contributed most to returns relative to the Benchmark.
•  During the period, the Fund increased its holdings of financial corporate debt which contributed most to relative performance. Cash securities with 1-7 day maturities, consumer cyclical corporate bonds, auto related ABS and industrial corporate bonds also contributed positively to relative return.

What detracted from performance?
•  The Fund's allocation to government securities was the main detractor from performance relative to the Benchmark.
•  The Fund's duration exposure to money market securities was a detractor to relative performance during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class R6)	5.04%	2.97%	2.43%
ICE BofA US Treasury Bill Index	4.54%	2.91%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Prior to July 1, 2022, the Benchmark returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Benchmark returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Class R6 shares incepted on May 15, 2020. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,796,471,738
Total number of portfolio holdings	224
Total advisory fees paid	$3,817,006
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-AR-R6
Invesco Conservative Income Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024

Audit Fees	$ 43,779	$ 41,230
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 17,567	$ 16,165
All Other Fees	$ 0	$ 0
Total Fees	$ 61,346	$ 57,395
(1)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,177,000	$ 1,121,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,177,000	$ 1,121,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,681,000 for the fiscal year ended August 31, 2025 and $6,608,000 for the fiscal year ended August 31, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,875,567 for the fiscal year ended August 31, 2025 and $7,745,165 for the fiscal year ended August 31, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
August 31, 2025
Invesco Conservative Income Fund
Nasdaq:
A: ICIVX ■ Y: ICIYX ■ Institutional: ICIFX ■ R6: ICIRX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Approval of Investment Advisory and Sub-Advisory Contracts
22	Tax Information
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-66.79%
Agricultural & Farm Machinery-1.67%
John Deere Capital Corp. (SOFR + 0.40%)(b)	4.77%	01/05/2027	$10,000	$10,007,257
John Deere Capital Corp. (SOFR + 0.44%)(b)	4.80%	03/06/2026	10,000	10,014,170
John Deere Capital Corp. (SOFR + 0.50%)(b)	4.86%	03/06/2028	10,000	10,003,740
				30,025,167
Agricultural Products & Services-0.56%
Cargill, Inc. (SOFR + 0.61%)(b)(c)	4.98%	02/11/2028	10,000	10,009,400
Application Software-0.20%
Roper Technologies, Inc.	4.25%	09/15/2028	1,015	1,019,065
Synopsys, Inc.	4.55%	04/01/2027	2,500	2,515,918
				3,534,983
Asset Management & Custody Banks-3.10%
Ares Capital Corp.	3.88%	01/15/2026	11,946	11,912,171
Blue Owl Capital Corp.	4.25%	01/15/2026	10,000	9,975,963
Mizuho Markets Cayman L.P. (Japan) (SOFR + 1.10%)(b)(c)	5.47%	11/21/2025	15,000	15,023,890
State Street Corp.(d)	4.54%	04/24/2028	1,432	1,443,172
State Street Corp. (SOFR + 0.64%)(b)	5.00%	10/22/2027	2,857	2,862,163
State Street Corp. (SOFR + 0.85%)(b)	5.21%	08/03/2026	14,458	14,518,665
				55,736,024
Automobile Manufacturers-6.10%
American Honda Finance Corp. (SOFR + 0.72%)(b)	5.08%	10/05/2026	15,000	15,045,891
American Honda Finance Corp. (SOFR + 0.82%)(b)	5.18%	03/03/2028	10,000	10,023,817
American Honda Finance Corp. (SOFR + 0.87%)(b)	5.23%	07/09/2027	10,000	10,032,974
Daimler Truck Finance North America LLC (Germany)(c)	4.30%	08/12/2027	4,179	4,186,614
Daimler Truck Finance North America LLC (Germany)(c)	5.13%	09/25/2027	5,905	6,005,051
Hyundai Capital America(c)	3.50%	11/02/2026	2,000	1,979,945
Hyundai Capital America(c)	4.88%	06/23/2027	8,000	8,072,516
Mercedes-Benz Finance North America LLC (Germany)(c)	4.80%	03/30/2026	11,104	11,131,318
Toyota Motor Credit Corp. (SOFR + 0.65%)(b)	5.01%	01/05/2026	15,000	15,022,591
Toyota Motor Credit Corp.	5.40%	11/20/2026	8,000	8,134,342
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.83%)(b)(c)	5.19%	03/20/2026	10,000	10,015,713
Volkswagen Group of America Finance LLC (Germany)(c)	6.00%	11/16/2026	9,785	9,958,805
				109,609,577
Automotive Parts & Equipment-0.60%
BMW US Capital LLC (Germany) (SOFR + 0.80%)(b)(c)	5.17%	08/13/2026	10,811	10,853,601
Broadline Retail-0.25%
eBay, Inc.	1.40%	05/10/2026	4,500	4,413,186
Commercial & Residential Mortgage Finance-0.11%
Aviation Capital Group LLC(c)	4.75%	04/14/2027	1,936	1,946,175
Construction Machinery & Heavy Transportation Equipment-0.49%
Caterpillar Financial Services Corp., Series K	4.10%	08/15/2028	8,734	8,765,385
Consumer Finance-2.48%
American Express Co. (SOFR + 1.35%)(b)	5.72%	10/30/2026	15,000	15,038,986
Capital One Financial Corp.	3.75%	03/09/2027	6,081	6,045,810
Capital One Financial Corp.(d)	4.93%	05/10/2028	10,000	10,102,863
General Motors Financial Co., Inc.	5.00%	07/15/2027	3,333	3,371,616
General Motors Financial Co., Inc. (SOFR + 1.17%)(b)	5.53%	04/04/2028	10,000	10,011,556
				44,570,831
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-24.07%
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(c)	5.17%	01/18/2027	$14,000	$14,084,829
Bank of America N.A.	5.53%	08/18/2026	15,000	15,191,364
Bank of Montreal (Canada) (SOFR + 0.76%)(b)	5.12%	06/04/2027	10,000	10,057,580
Bank of Montreal (Canada) (SOFR + 0.95%)(b)	5.32%	09/25/2025	15,000	15,007,586
Bank of New York Mellon (The) (SOFR + 0.71%)(b)	5.07%	04/20/2027	3,311	3,319,147
Barclays Bank PLC (United Kingdom) (SOFR + 0.58%)(b)	4.94%	08/14/2026	12,000	12,010,761
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%)(b)	5.29%	09/11/2027	10,000	10,049,923
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(b)	5.59%	10/02/2026	15,000	15,133,905
Citigroup, Inc.(d)	4.64%	05/07/2028	10,000	10,057,092
Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(b)(c)	5.11%	03/13/2026	14,512	14,547,124
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.59%)(b)	4.95%	05/27/2027	8,571	8,605,621
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.62%)(b)	4.98%	08/28/2026	8,035	8,063,961
Fifth Third Bank N.A. (SOFR + 0.81%)(b)	5.18%	01/28/2028	5,300	5,299,703
Goldman Sachs Bank USA(d)	4.65%	03/07/2027	10,000	10,134,477
HSBC USA, Inc. (SOFR + 0.97%)(b)	5.33%	06/03/2028	6,522	6,577,258
Huntington National Bank (The) (SOFR + 0.72%)(b)	5.08%	04/12/2028	6,897	6,895,633
ING Groep N.V. (Netherlands) (SOFR + 1.56%)(b)	5.92%	09/11/2027	10,000	10,089,751
JPMorgan Chase Bank N.A.	5.11%	12/08/2026	7,589	7,688,637
Morgan Stanley Bank N.A. (SOFR + 0.69%)(b)	5.05%	10/15/2027	10,000	10,030,913
Morgan Stanley Private Bank N.A. (SOFR + 0.77%)(b)	5.13%	07/06/2028	6,969	6,990,849
National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,362,779
National Bank of Canada (Canada) (SOFR + 0.80%)(b)	5.16%	08/20/2026	10,000	10,003,472
National Bank of Canada (Canada) (SOFR + 1.03%)(b)	5.40%	07/02/2027	5,797	5,817,737
Nordea Bank Abp (Finland)(c)	4.38%	03/17/2028	5,000	5,061,839
Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(c)	5.10%	03/19/2027	14,286	14,362,247
PNC Bank N.A.(d)	4.54%	05/13/2027	6,977	6,989,436
PNC Bank N.A. (SOFR + 0.73%)(b)	5.09%	07/21/2028	2,633	2,637,943
Royal Bank of Canada (Canada) (SOFR + 0.95%)(b)	5.31%	01/19/2027	16,667	16,794,777
Societe Generale S.A. (France)(c)(d)	1.49%	12/14/2026	10,437	10,342,692
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.20%	03/07/2027	6,557	6,664,710
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.65%	09/14/2026	4,349	4,412,131
Svenska Handelsbanken AB (Sweden) (SOFR + 0.74%)(b)(c)	5.10%	05/23/2028	6,522	6,558,372
Swedbank AB (Sweden) (SOFR + 1.38%)(b)(c)	5.74%	06/15/2026	15,000	15,125,410
Swedbank AB (Sweden)(c)	6.14%	09/12/2026	8,130	8,285,059
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.82%)(b)	5.19%	01/31/2028	8,791	8,830,717
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.91%)(b)	5.27%	06/02/2028	10,000	10,060,719
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.00%)(b)	5.36%	10/20/2026	9,800	9,799,611
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(b)	5.44%	07/17/2026	13,050	13,136,707
Truist Bank (SOFR + 0.77%)(b)	5.14%	07/24/2028	9,757	9,762,715
U.S. Bank N.A. (SOFR + 0.69%)(b)	5.05%	10/22/2027	10,000	10,027,956
U.S. Bank N.A. (SOFR + 0.91%)(b)	5.28%	05/15/2028	10,000	10,061,730
UBS AG (Switzerland)(d)	4.86%	01/10/2028	5,608	5,660,857
UBS AG (Switzerland)	5.80%	09/11/2025	14,927	14,931,301
Wells Fargo & Co. (SOFR + 0.78%)(b)	5.15%	01/24/2028	7,461	7,488,237
Wells Fargo Bank N.A. (SOFR + 0.71%)(b)	5.07%	01/15/2026	6,400	6,408,092
				432,423,360
Diversified Metals & Mining-1.71%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	14,971,732
Glencore Funding LLC (Australia) (SOFR + 0.75%)(b)(c)	5.12%	10/01/2026	5,357	5,370,420
Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(c)	5.44%	04/04/2027	8,522	8,571,237
Rio Tinto Finance (USA) PLC (Australia)	4.38%	03/12/2027	1,741	1,752,007
				30,665,396
Electric Utilities-2.64%
National Rural Utilities Cooperative Finance Corp., Series D	4.15%	08/25/2028	5,128	5,147,870
National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027	7,500	7,627,666
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.82%)(b)	5.18%	09/16/2027	15,000	15,083,507
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc. (SOFR + 0.76%)(b)	5.13%	01/29/2026	$11,456	$11,478,987
NextEra Energy Capital Holdings, Inc. (SOFR + 0.80%)(b)	5.17%	02/04/2028	7,330	7,380,347
Pinnacle West Capital Corp.	4.90%	05/15/2028	649	659,017
				47,377,394
Fertilizers & Agricultural Chemicals-0.33%
Nutrien Ltd. (Canada)	4.50%	03/12/2027	5,970	6,000,652
Home Improvement Retail-0.63%
Home Depot, Inc. (The)	5.15%	06/25/2026	4,504	4,543,078
Lowe’s Cos., Inc.	4.80%	04/01/2026	6,766	6,781,441
				11,324,519
Hotels, Resorts & Cruise Lines-0.10%
Marriott International, Inc.	4.20%	07/15/2027	1,709	1,712,324
Integrated Oil & Gas-0.36%
Chevron USA, Inc. (SOFR + 0.36%)(b)	4.73%	02/26/2027	6,465	6,473,277
Investment Banking & Brokerage-1.39%
Goldman Sachs Group, Inc. (The)(d)	4.94%	04/23/2028	5,129	5,183,639
Jefferies Financial Group, Inc.	4.75%	08/11/2026	8,846	8,877,570
Jefferies Financial Group, Inc.	5.03%	03/16/2026	10,929	10,915,576
				24,976,785
Life & Health Insurance-13.14%
Athene Global Funding (SOFR + 1.03%)(b)(c)	5.39%	08/27/2026	10,000	10,043,218
Athene Global Funding (SOFR + 1.21%)(b)(c)	5.58%	03/25/2027	12,000	12,089,544
Athene Global Funding(c)	5.62%	05/08/2026	12,000	12,097,687
Brighthouse Financial Global Funding(c)	5.55%	04/09/2027	8,150	8,283,947
CNO Global Funding(c)	4.88%	12/10/2027	4,918	4,988,319
Corebridge Global Funding(c)	4.25%	08/21/2028	3,043	3,053,055
Corebridge Global Funding (SOFR + 0.75%)(b)(c)	5.11%	01/07/2028	10,000	9,985,634
Corebridge Global Funding (SOFR + 1.30%)(b)(c)	5.67%	09/25/2026	15,000	15,115,130
Corebridge Global Funding(c)	5.75%	07/02/2026	7,758	7,856,226
GA Global Funding Trust(c)	2.25%	01/06/2027	3,700	3,595,691
Jackson National Life Global Funding(c)	5.50%	01/09/2026	16,667	16,721,094
Jackson National Life Global Funding(c)	5.55%	07/02/2027	6,719	6,866,405
Lincoln Financial Global Funding(c)	4.63%	05/28/2028	3,000	3,031,397
MassMutual Global Funding II (SOFR + 0.77%)(b)(c)	5.14%	01/29/2027	15,000	15,074,916
MassMutual Global Funding II (SOFR + 0.98%)(b)(c)	5.34%	07/10/2026	13,500	13,591,951
Met Tower Global Funding(c)	5.40%	06/20/2026	10,000	10,090,166
New York Life Global Funding(c)	4.40%	04/25/2028	3,695	3,737,045
New York Life Global Funding (SOFR + 0.67%)(b)(c)	5.04%	04/02/2027	7,000	7,028,616
Northwestern Mutual Global Funding (SOFR + 0.66%)(b)(c)	5.03%	08/25/2028	6,250	6,265,122
Pacific Life Global Funding II(c)	4.45%	05/01/2028	9,434	9,555,001
Pacific Life Global Funding II (SOFR + 0.60%)(b)(c)	4.97%	03/27/2026	9,750	9,768,090
Pacific Life Global Funding II (SOFR + 1.05%)(b)(c)	5.42%	07/28/2026	12,500	12,588,877
Pricoa Global Funding I(c)	5.55%	08/28/2026	3,407	3,453,748
Principal Life Global Funding II(c)	4.25%	08/18/2028	4,348	4,359,397
Principal Life Global Funding II(c)	4.60%	08/19/2027	4,777	4,817,053
Principal Life Global Funding II(c)	5.00%	01/16/2027	4,500	4,551,841
Protective Life Global Funding(c)	5.37%	01/06/2026	10,339	10,372,280
Reliance Standard Life Global Funding II(c)	5.24%	02/02/2026	7,125	7,140,968
				236,122,418
Multi-line Insurance-0.91%
Metropolitan Life Global Funding I(c)	4.15%	08/25/2028	2,800	2,810,007
USAA Capital Corp.(c)	4.38%	06/01/2028	3,330	3,368,213
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-line Insurance-(continued)
USAA Capital Corp.(c)	5.25%	06/01/2027	$10,000	$10,222,190
				16,400,410
Oil & Gas Storage & Transportation-0.43%
Enbridge, Inc. (Canada)	4.60%	06/20/2028	2,905	2,936,956
Enbridge, Inc. (Canada)	5.25%	04/05/2027	4,666	4,743,396
				7,680,352
Packaged Foods & Meats-0.46%
Campbell’s Co. (The)	5.30%	03/20/2026	2,352	2,362,861
Mars, Inc.(c)	4.45%	03/01/2027	5,956	5,993,943
				8,356,804
Pharmaceuticals-1.65%
Bristol-Myers Squibb Co. (SOFR + 0.49%)(b)	4.85%	02/20/2026	4,651	4,658,243
Eli Lilly and Co.	4.00%	10/15/2028	3,333	3,341,514
Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,258,279
GlaxoSmithKline Capital PLC (United Kingdom) (SOFR + 0.50%)(b)	4.86%	03/12/2027	6,593	6,616,834
Zoetis, Inc.	4.15%	08/17/2028	4,808	4,820,960
				29,695,830
Regional Banks-0.19%
Zions Bancorp. N.A.(d)	4.70%	08/18/2028	3,418	3,431,523
Retail REITs-0.21%
Realty Income Corp.	5.05%	01/13/2026	3,687	3,687,340
Self-Storage REITs-0.56%
Public Storage Operating Co. (SOFR + 0.70%)(b)	5.06%	04/16/2027	10,000	10,036,964
Semiconductors-0.56%
Advanced Micro Devices, Inc.	4.21%	09/24/2026	10,000	10,025,806
Soft Drinks & Non-alcoholic Beverages-0.56%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(b)	5.24%	03/15/2027	10,000	10,046,934
Specialty Chemicals-0.26%
Sherwin-Williams Co. (The)	4.55%	03/01/2028	4,587	4,636,980
Systems Software-0.82%
Oracle Corp.	1.65%	03/25/2026	14,972	14,749,805
Transaction & Payment Processing Services-0.25%
PayPal Holdings, Inc.	4.45%	03/06/2028	4,464	4,515,915
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,193,026,496)				1,199,805,117
Commercial Paper-13.89%(e)
Automobile Manufacturers-1.89%
Harley-Davidson Financial Services, Inc.(c)	5.00%	09/19/2025	5,500	5,485,046
Harley-Davidson Financial Services, Inc.(c)	4.97%	10/02/2025	10,000	9,956,200
Harley-Davidson Financial Services, Inc.(c)	4.96%	10/03/2025	4,300	4,280,607
Harley-Davidson Financial Services, Inc.(c)	4.97%	10/06/2025	9,300	9,254,411
VW Credit, Inc. (Germany)(c)	4.53%	09/11/2025	5,000	4,991,745
				33,968,009
Building Products-0.22%
Carrier Global Corp.	4.52%	09/05/2025	4,000	3,996,500
Diversified Banks-0.56%
HSBC USA, Inc.(c)	4.27%	08/27/2026	10,500	10,065,961
Diversified Capital Markets-0.56%
Washington Morgan Capital Co. LLC; Series A (SOFR + 0.45%)(b)(c)	4.79%	07/17/2026	10,000	10,012,545
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Support Services-0.47%
Element Fleet Management Corp. (Canada)(c)	4.61%	09/15/2025	$8,500	$8,481,878
Electric Utilities-0.72%
Brookfield BRP Holdings (Canada), Inc. (Canada)	4.78%	09/12/2025	5,000	4,991,250
Eversource Energy(c)	4.63%	09/15/2025	8,000	7,982,512
				12,973,762
Health Care Facilities-0.73%
CommonSpirit Health; Series A	4.63%	10/24/2025	5,100	5,060,679
HCA, Inc.(c)	4.92%	09/09/2025	8,000	7,988,168
				13,048,847
Health Care REITs-0.55%
Alexandria Real Estate Equities, Inc.(c)	4.66%	10/03/2025	10,000	9,956,200
Industrial Machinery & Supplies & Components-0.55%
Stanley Black & Decker, Inc.(c)	4.55%	11/21/2025	10,000	9,895,000
Integrated Telecommunication Services-1.84%
Bell Canada (Canada)(c)	4.53%	10/01/2025	5,000	4,979,835
TELUS Corp. (Canada)(c)	5.10%	11/06/2025	10,000	9,905,980
TELUS Corp. (Canada)(c)	4.96%	01/16/2026	10,540	10,342,565
TELUS Corp. (Canada)(c)	4.76%	02/24/2026	8,000	7,810,200
				33,038,580
Office REITs-1.00%
Boston Properties L.P.(c)	4.66%	09/23/2025	6,000	5,981,148
Boston Properties L.P.(c)	4.62%	10/09/2025	12,000	11,938,356
				17,919,504
Oil & Gas Exploration & Production-0.78%
Canadian Natural Resources Ltd. (Canada)(c)	4.73%	09/25/2025	14,000	13,950,678
Oil & Gas Refining & Marketing-0.47%
Phillips 66(c)	4.59%	09/29/2025	8,500	8,466,989
Pharmaceuticals-0.53%
Bayer Corp. (Germany)(c)	4.54%	08/03/2026	10,000	9,599,420
Telecom Tower REITs-0.83%
Crown Castle, Inc.(c)	5.01%	09/11/2025	15,000	14,972,985
Trading Companies & Distributors-0.36%
Air Lease Corp.(c)	4.79%	09/12/2025	6,500	6,488,001
Transaction & Payment Processing Services-1.83%
Global Payments, Inc.	4.84%	09/02/2025	27,800	27,785,019
Global Payments, Inc.	5.02%	09/08/2025	5,000	4,993,245
				32,778,264
Total Commercial Paper (Cost $249,679,967)				249,613,123
Asset-Backed Securities-11.29%
Auto Loans/Leases-9.02%
AutoNation Finance Trust; Series 2025-1A, Class A2(c)	4.72%	04/10/2028	5,760	5,775,960
Barclays Dryrock Issuance Trust; Series 2023-2, Class A (30 Day Average SOFR + 0.90%)(b)	5.24%	08/15/2028	13,880	13,891,537
BMW Vehicle Lease Trust; Series 2024-2, Class A2A	4.29%	01/25/2027	2,602	2,602,504
CarMax Auto Owner Trust;
Series 2024-1, Class A3	4.92%	10/16/2028	9,860	9,926,765
Series 2025-2, Class A2A	4.59%	07/17/2028	3,640	3,654,698
CCG Receivables Trust; Series 2025-1, Class A2(c)	4.48%	10/14/2032	4,550	4,572,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
Chesapeake Funding II LLC (Canada);
Series 2023-1A, Class A1(c)	5.65%	05/15/2035	$2,287	$2,301,907
Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(c)	5.44%	10/15/2035	6,842	6,875,086
Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(c)	5.11%	05/15/2036	1,681	1,681,249
Citizens Auto Receivables Trust; Series 2024-2, Class A3(c)	5.33%	08/15/2028	7,625	7,688,075
DLLST LLC; Series 2024-1A, Class A3(c)	5.05%	08/20/2027	5,440	5,463,330
Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(c)	6.40%	03/20/2030	5,265	5,344,855
Series 2024-1, Class A2(c)	5.23%	03/20/2030	2,433	2,452,536
Series 2024-3, Class A2(c)	5.31%	04/20/2027	2,477	2,489,976
Series 2024-4, Class A2(c)	4.69%	07/20/2027	3,920	3,930,857
GM Financial Automobile Leasing Trust; Series 2025-2, Class A2B (30 Day Average SOFR + 0.50%)(b)	4.85%	07/20/2027	2,500	2,504,097
GreatAmerica Leasing Receivables Funding LLC;
Series 2024-2, Class A3(c)	5.00%	09/15/2028	4,000	4,063,969
Series 2025-1, Class A2(c)	4.52%	10/15/2027	2,600	2,607,314
Harley-Davidson Motorcycle Trust; Series 2025-A, Class A2A	4.71%	07/17/2028	2,500	2,508,726
Hyundai Auto Lease Securitization Trust;
Series 2024-C, Class A2B (30 Day Average SOFR + 0.50%)(b)(c)	4.84%	03/15/2027	2,439	2,442,598
Series 2025-B, Class A3(c)	4.53%	04/17/2028	3,200	3,226,860
Hyundai Auto Receivables Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.34%)(b)	4.68%	12/15/2027	7,760	7,765,874
John Deere Owner Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.29%)(b)	4.63%	03/15/2028	4,420	4,422,282
M&T Equipment LLC; Series 2025-1A, Class A2(c)	4.70%	12/16/2027	4,000	4,023,760
Mercedes-Benz Auto Lease Trust; Series 2024-A, Class A2A	5.44%	02/16/2027	3,664	3,673,227
Porsche Innovative Lease Owner Trust; Series 2024-1A, Class A3(c)	4.67%	11/22/2027	2,500	2,510,884
Toyota Auto Receivables Owner Trust; Series 2025-B, Class A2A	4.46%	03/15/2028	6,900	6,914,674
Westlake Automobile Receivables Trust; Series 2025-P1, Class A2(c)	4.65%	02/15/2028	5,300	5,315,806
Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(c)	6.46%	08/18/2038	5,328	5,400,099
Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(c)	5.19%	02/18/2039	3,534	3,546,044
Series 2024-2A, Class A2 (1 mo. Term SOFR + 1.00%)(b)(c)	5.36%	06/21/2039	3,585	3,612,432
Series 2025-1A, Class A1(c)	4.57%	01/18/2040	6,750	6,806,492
Series 2025-2A, Class A1(c)	4.41%	05/18/2040	10,000	10,049,765
World Omni Automobile Lease Securitization Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.39%)(b)	4.73%	12/15/2027	1,897	1,898,469
				161,944,770
Equipment Leasing-0.42%
Dell Equipment Finance Trust;
Series 2024-1, Class A3(c)	5.39%	03/22/2030	2,750	2,774,916
Series 2025-1, Class A3(c)	4.61%	02/24/2031	2,480	2,506,613
HPEFS Equipment Trust; Series 2024-2A, Class A2(c)	5.50%	10/20/2031	2,275	2,278,575
				7,560,104
Specialized Finance-1.85%
Capital One Multi-Asset Execution Trust; Series 2022-A3, Class A	4.95%	10/15/2027	10,000	10,007,857
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030	3,870	3,950,592
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(c)	1.22%	07/15/2069	3,879	3,658,508
Series 2021-FA, Class A(c)	1.11%	02/18/2070	2,603	2,331,124
Synchrony Card Funding LLC; Series 2024-A1, Class A	5.04%	03/15/2030	10,000	10,148,820
Volvo Financial Equipment LLC; Series 2025-1A, Class A2(c)	4.41%	11/15/2027	3,150	3,155,095
				33,251,996
Total Asset-Backed Securities (Cost $202,118,108)				202,756,870
Certificates of Deposit-1.67%
Diversified Banks-1.67%
Deutsche Bank AG (Germany)	4.44%	08/03/2026	10,000	10,022,900
Intesa Sanpaolo S.p.A.	5.00%	01/07/2026	10,000	10,013,770
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Intesa Sanpaolo S.p.A. (Italy) (SOFR + 0.70%)(b)	5.04%	07/17/2026	$10,000	$10,006,935
Total Certificates of Deposit (Cost $30,000,000)				30,043,605
U.S. Treasury Securities-0.56%
U.S. Treasury Notes-0.56%
U.S. Treasury Notes (Cost $9,974,842)	4.50%	03/31/2026	10,000	10,027,910
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.20% (Cost $1,684,799,413)				1,692,246,625
			Repurchase Amount
Repurchase Agreements-5.29%(f)
BofA Securities, Inc., term agreement dated 08/01/2025, maturing value of $20,010,689 (collateralized by non-agency asset-backed securities and a non-agency mortgage-backed security valued at $21,000,001; 4.52% - 6.36%; 11/22/2027 - 09/15/2048)(g)	4.81%	09/02/2025	20,010,689	20,000,000
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency and non-agency mortgage-backed securities, non-agency asset-backed securities and U.S. Treasury obligations valued at $27,232,297; 0.00% - 7.00%; 11/25/2025 - 08/20/2065)(h)	5.09%	09/02/2025	15,067,958	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 05/15/2024 (collateralized by an agency mortgage-backed security and non-agency mortgage-backed securities valued at $197,180,909; 0.00% - 13.49%; 07/15/2029 - 05/15/2064)(h)	5.03%	09/02/2025	20,089,422	20,000,000
Nomura Securities International, Inc., joint term agreement dated 08/14/2025, aggregate maturing value of $30,016,933 (collateralized by non-agency asset-backed securities and non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 10.59%; 07/21/2031 - 03/25/2070)(g)	5.08%	09/02/2025	20,011,289	20,000,000
Santander US Capital Markets LLC, joint term agreement dated 08/06/2025, aggregate maturing value of $30,016,800 (collateralized by non-agency asset-backed securities and a non-agency mortgage-backed security valued at $33,415,873; 2.69% - 14.05%; 06/20/2026 - 07/25/2067)(g)	5.04%	09/02/2025	20,011,200	20,000,000
Total Repurchase Agreements (Cost $95,000,000)				95,000,000
TOTAL INVESTMENTS IN SECURITIES-99.49% (Cost $1,779,799,413)				1,787,246,625
OTHER ASSETS LESS LIABILITIES-0.51%				9,225,113
NET ASSETS-100.00%				$1,796,471,738
Investment Abbreviations:
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $782,759,047, which represented 43.57% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Assets and Liabilities
August 31, 2025

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value (Cost $1,684,799,413)	$1,692,246,625
Repurchase agreements, at value and cost	95,000,000
Cash	45,465
Receivable for:
Fund shares sold	1,586,003
Interest	12,774,661
Investment for trustee deferred compensation and retirement plans	20,960
Total assets	1,801,673,714
Liabilities:
Payable for:
Fund shares reacquired	2,229,087
Dividends	2,436,075
Accrued fees to affiliates	462,528
Accrued trustees’ and officers’ fees and benefits	4,884
Accrued operating expenses	48,442
Trustee deferred compensation and retirement plans	20,960
Total liabilities	5,201,976
Net assets applicable to shares outstanding	$1,796,471,738
Net assets consist of:
Shares of beneficial interest	$1,804,544,966
Distributable earnings (loss)	(8,073,228)
$1,796,471,738
Net Assets:
Class A	$373,705,725
Class Y	$246,928,682
Institutional Class	$1,173,208,671
Class R6	$2,628,660
Shares outstanding, no par value, unlimited number of shares authorized:
Class A	37,101,839
Class Y	24,522,979
Institutional Class	116,506,910
Class R6	260,639
Class A:
Net asset value and offering price per share	$10.07
Class Y:
Net asset value and offering price per share	$10.07
Institutional Class:
Net asset value and offering price per share	$10.07
Class R6:
Net asset value and offering price per share	$10.09
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Operations
For the year ended August 31, 2025
Investment income:
Interest	$92,286,962
Expenses:
Advisory fees	4,180,070
Administrative services fees	259,131
Custodian fees	10,810
Distribution fees:
Class A	319,131
Transfer agent fees - Class A	305,292
Transfer agent fees - Class Y	224,010
Transfer agent fees - Institutional Class	108,645
Transfer agent fees - Class R6	998
Trustees’ and officers’ fees and benefits	34,733
Registration and filing fees	106,169
Reports to shareholders	62,697
Professional services fees	85,191
Other	31,040
Total expenses	5,727,917
Less: Fees waived and expense offset arrangement(s)	(365,504)
Net expenses	5,362,413
Net investment income	86,924,549
Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	73,263
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(421,297)
Net realized and unrealized gain (loss)	(348,034)
Net increase in net assets resulting from operations	$86,576,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Changes in Net Assets
For the years ended August 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$86,924,549	$103,914,304
Net realized gain (loss)	73,263	(4,542,853)
Change in net unrealized appreciation (depreciation)	(421,297)	19,948,404
Net increase in net assets resulting from operations	86,576,515	119,319,855
Distributions to shareholders from distributable earnings:
Class A	(15,370,922)	(15,047,740)
Class Y	(11,543,856)	(12,722,718)
Institutional Class	(59,844,949)	(75,983,933)
Class R6	(164,822)	(135,903)
Total distributions from distributable earnings	(86,924,549)	(103,890,294)
Share transactions-net:
Class A	92,721,084	(29,489,515)
Class Y	25,406,791	(59,879,621)
Institutional Class	(97,764,235)	(454,406,068)
Class R6	(1,554,432)	1,941,269
Net increase (decrease) in net assets resulting from share transactions	18,809,208	(541,833,935)
Net increase (decrease) in net assets	18,461,174	(526,404,374)
Net assets:
Beginning of year	1,778,010,564	2,304,414,938
End of year	$1,796,471,738	$1,778,010,564
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(c)
Class A
Year ended 08/31/25	$10.07	$0.49	$0.00	$0.49	$(0.49)	$-	$(0.49)	$10.07	4.94%	$373,706	0.40%	0.47%	4.83%	48%
Year ended 08/31/24	10.00	0.52	0.08	0.60	(0.53)	-	(0.53)	10.07	6.10	280,961	0.40	0.47	5.23	75
Year ended 08/31/23	9.93	0.32	0.08	0.40	(0.33)	-	(0.33)	10.00	4.08	308,223	0.40	0.44	3.26	63
Year ended 08/31/22	10.08	0.05	(0.14)	(0.09)	(0.05)	(0.01)	(0.06)	9.93	(0.86)	555,442	0.40	0.44	0.51	53
Year ended 08/31/21	10.10	0.03	(0.02)	0.01	(0.03)	(0.00)	(0.03)	10.08	0.10	1,065,418	0.40	0.44	0.29	68
Class Y
Year ended 08/31/25	10.07	0.50	0.00	0.50	(0.50)	-	(0.50)	10.07	5.04	246,929	0.30	0.37	4.93	48
Year ended 08/31/24	9.99	0.53	0.09	0.62	(0.54)	-	(0.54)	10.07	6.32	221,582	0.30	0.37	5.33	75
Year ended 08/31/23	9.93	0.33	0.07	0.40	(0.34)	-	(0.34)	9.99	4.08	279,619	0.30	0.34	3.36	63
Year ended 08/31/22	10.08	0.06	(0.14)	(0.08)	(0.06)	(0.01)	(0.07)	9.93	(0.76)	399,304	0.30	0.34	0.61	53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	575,250	0.26	0.34	0.43	68
Institutional Class
Year ended 08/31/25	10.07	0.50	0.00	0.50	(0.50)	-	(0.50)	10.07	5.07	1,173,209	0.28	0.28	4.95	48
Year ended 08/31/24	9.99	0.54	0.09	0.63	(0.54)	-	(0.54)	10.07	6.33	1,271,282	0.29	0.29	5.34	75
Year ended 08/31/23	9.93	0.34	0.06	0.40	(0.34)	-	(0.34)	9.99	4.11	1,714,351	0.27	0.27	3.39	63
Year ended 08/31/22	10.08	0.07	(0.14)	(0.07)	(0.07)	(0.01)	(0.08)	9.93	(0.73)	1,946,594	0.27	0.27	0.64	53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	2,322,980	0.26	0.27	0.43	68
Class R6
Year ended 08/31/25	10.09	0.50	(0.00)	0.50	(0.50)	-	(0.50)	10.09	5.04	2,629	0.30	0.30	4.93	48
Year ended 08/31/24	10.01	0.54	0.08	0.62	(0.54)	-	(0.54)	10.09	6.31	4,185	0.30	0.31	5.33	75
Year ended 08/31/23	9.95	0.34	0.06	0.40	(0.34)	-	(0.34)	10.01	4.08	2,221	0.29	0.29	3.37	63
Year ended 08/31/22	10.09	0.06	(0.13)	(0.07)	(0.06)	(0.01)	(0.07)	9.95	(0.66)	3,709	0.29	0.29	0.62	53
Year ended 08/31/21	10.11	0.04	(0.02)	0.02	(0.04)	(0.00)	(0.04)	10.09	0.24	7,640	0.27	0.31	0.42	68

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.
The Fund currently consists of four different classes of shares: Class A, Class Y, Institutional Class and Class R6. Class A, Class Y, Institutional Class and Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

Invesco Conservative Income Fund

B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Invesco Conservative Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.25%
Over $1 billion	0.22%
For the year ended August 31, 2025, the effective advisory fees incurred by the Fund was 0.24%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y, Institutional Class and Class R6 shares to 0.40%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser reimbursed class level expenses of $208,676, $154,388, $0 and $0 of Class A, Class Y, Institutional Class and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the year ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,440.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. To compensate the custodian bank for such

Invesco Conservative Income Fund

overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2025 and August 31, 2024:
	2025	2024
Ordinary income*	$86,924,549	$103,890,294

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$139,948
Net unrealized appreciation — investments	7,447,212
Temporary book/tax differences	(20,727)
Capital loss carryforward	(15,639,661)
Shares of beneficial interest	1,804,544,966
Total net assets	$1,796,471,738
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,227,996	$9,411,665	$15,639,661

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2025 was $652,629,691 and $609,709,430, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,068,905
Aggregate unrealized (depreciation) of investments	(621,693)
Net unrealized appreciation of investments	$7,447,212
Cost of investments for tax purposes is $1,779,799,413.
NOTE 9—Share Information
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Class A	20,741,157	$208,749,724	7,646,029	$76,734,560
Class Y	23,170,714	233,149,483	12,037,013	120,756,096
Institutional Class	51,334,259	516,637,337	35,825,095	359,372,241
Class R6	4,893	49,353	229,874	2,311,664
Issued as reinvestment of dividends:
Class A	1,159,511	11,675,077	1,150,030	11,540,030
Class Y	963,830	9,702,678	1,028,978	10,324,150
Institutional Class	3,379,679	34,022,405	3,748,054	37,604,804
Class R6	11,949	120,490	7,842	78,853

Invesco Conservative Income Fund

Summary of Share Activity
Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(12,689,028)	$(127,703,717)	(11,742,307)	$(117,764,105)
Class Y	(21,614,323)	(217,445,370)	(19,045,846)	(190,959,867)
Institutional Class	(64,428,515)	(648,423,977)	(84,892,355)	(851,383,113)
Class R6	(171,053)	(1,724,275)	(44,806)	(449,248)
Net increase (decrease) in share activity	1,863,073	$18,809,208	(54,052,399)	$(541,833,935)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Conservative Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Management Trust and Shareholders of Invesco Conservative Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Conservative Income Fund (the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Conservative Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Management Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Conservative Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the ICE BofA U.S. Treasury Bill Index (Index).  The Board noted that performance of Institutional Class  shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Conservative Income Fund

C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class  shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the
Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades

Invesco Conservative Income Fund

were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

Invesco Conservative Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
Federal and State Income Tax
Qualified Business Income*	0.00%
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
Business Interest Income*	100.00%
U.S. Treasury Obligations*	1.01%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Conservative Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Conservative Income Fund

SEC file number(s): 811-22957 and 333-195218
Invesco Distributors, Inc.
CINC-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Management Trust

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: November 7, 2025